Leases - Maturities of operating lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases
2026	$ 838	$ 933
2027	947	870
2028	947	983
2029		983
2030		983
Thereafter		1,966
Future minimum payments	5,986	6,718
Impact of discounting	(1,721)	(2,031)
Total	$ 4,265	$ 4,687	$ 5,007